CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (302,002)	$ (405,092)	$ 43,629
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	127,634	160,334	171,943
Amortization of deferred financing costs and original issue premiums	1,466	4,507	7,554
Loss (gain) on disposal of property and equipment and other long-term assets	171	(272)	545
Impairment loss recognized on property and equipment	1,500	3,769	0
Write-off of other assets	0	0	7,556
(Reversal) provision for credit losses	(65)	1,277	19
Loss on extinguishment of debt	28,817	18,716	2,995
Costs associated with debt modification	0	0	579
Changes in operating assets and liabilities:
Accounts receivable	(91)	1,241	324
Amounts due from affiliated companies	(5,750)	54,405	(23,426)
Inventories, prepaid expenses and other	(1,789)	1,931	3,621
Long-term prepayments, deposits and other	6,939	(54,748)	6,267
Accounts payable, accrued expenses and other	(6,024)	22,134	9,521
Amounts due to affiliated companies	14,207	24,512	(3,525)
Other long-term liabilities	(1,854)	(139)	902
Net cash (used in) provided by operating activities	(136,841)	(167,425)	228,504
Cash flows from investing activities:
Acquisition of property and equipment	(400,367)	(202,712)	(78,588)
Placement of bank deposits with original maturities over three months	(278,700)	0	(60,152)
Funds to an affiliated company	(4,449)	(9,616)	(13,711)
Acquisition of intangible assets	(4,113)	(101)	0
Proceeds from sale of property and equipment and other long-term assets	1,694	2,640	1,377
Withdrawals of bank deposits with original maturities over three months	278,700	0	60,152
Net cash used in investing activities	(407,235)	(209,789)	(90,922)
Cash flows from financing activities:
Principal payments on long-term debt	(252,944)	(850,000)	(558,466)
Payments of deferred financing costs	(33,297)	(25,411)	(9,913)
Net (payments for) proceeds from issuance of shares	(445)	499,222	(5,063)
Proceeds from long-term debt	758,194	1,000,000	383,466
Net cash provided by (used in) financing activities	471,508	623,811	(189,976)
Effect of exchange rate on cash, cash equivalents and restricted cash	(3,372)	1,530	2,061
(Decrease) increase in cash, cash equivalents and restricted cash	(75,940)	248,127	(50,333)
Cash, cash equivalents and restricted cash at beginning of year	575,359	327,232	377,565
Cash, cash equivalents and restricted cash at end of year	499,419	575,359	327,232
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(84,141)	(81,488)	(112,544)
Cash paid for amounts included in the measurement of lease liabilities - operating cash flows from operating leases	(734)	(735)	(1,032)
Change in operating lease right-of-use assets and lease liabilities arising from lease modification	(2,575)	3,213	(187)
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	142,682	61,024	20,728
Change in amounts due from/to affiliated companies related to acquisition of property and equipment and other long-term assets	7,477	9,464	18,521
Change in amounts due to affiliated companies related to acquisition of intangible assets	0	3,938	0
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$ 0	$ 445	$ 0